Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2018
Registrant Name	dei_EntityRegistrantName	CAUSEWAY CAPITAL MANAGEMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0001156906
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 01, 2018
Document Effective Date	dei_DocumentEffectiveDate	Oct. 01, 2018
Prospectus Date	rr_ProspectusDate	Jul. 24, 2018